Annual Total Returns- Vanguard Balanced Index Fund (Investor) [BarChart] - Investor - Vanguard Balanced Index Fund - Investor Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	4.14%	11.33%	17.91%	9.84%	0.37%	8.63%	13.75%	(2.97%)	21.67%	16.26%